Note 5 - Other Operating Income and Expenses	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of other operating income (expense) [text block]
5	Other operating income and expenses

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2019	2018	2017

Other operating income
Net income from other sales	8,651	3,604	4,395
Net rents	5,089	4,909	4,325
Other	8,025	6,546	1,796
Recovery on allowance for doubtful receivables	1,239	-	-
	23,004	15,059	10,516

Other operating expenses
Contributions to welfare projects and non-profits organizations	11,199	11,379	9,158
Loss on fixed assets and material supplies disposed / scrapped	-	-	118
Allowance for doubtful receivables	-	1,179	84
	11,199	12,558	9,360
From discontinued operations	-	-	(1)
	11,199	12,558	9,359